Provisions for Compensation and Penalty (Tables)	6 Months Ended
Jun. 30, 2025
Provisions for Compensation and Penalty [Abstract]
Schedule of Provisions for Compensation and Penalty
	As of December 31,	As of June 30,
	2024	2025
Provision for compensation	$328,615	$-
Provision for penalty	1,245,625	-
Total	$1,574,240	$-